Calvert
Mid-Cap Fund
December 31, 2021
Schedule of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Auto Components — 2.2%
Aptiv PLC(1)	45,165	$ 7,449,967
		$ 7,449,967
Banks — 3.2%
Commerce Bancshares, Inc.	62,388	$ 4,288,551
KeyCorp	287,601	6,652,211
		$ 10,940,762
Beverages — 1.7%
Coca-Cola Europacific Partners PLC	105,914	$ 5,923,770
		$5,923,770
Biotechnology — 1.2%
Neurocrine Biosciences, Inc.(1)	47,592	$4,053,411
		$4,053,411
Building Products — 2.0%
AZEK Co., Inc. (The)(1)	86,180	$3,984,963
Trex Co., Inc.(1)	20,550	2,774,867
		$6,759,830
Capital Markets — 4.3%
Morningstar, Inc.	21,784	$7,449,910
Tradeweb Markets, Inc., Class A	70,964	7,106,335
		$14,556,245
Commercial Services & Supplies — 3.0%
GFL Environmental, Inc.	121,279	$4,585,774
Tetra Tech, Inc.	33,373	5,666,735
		$10,252,509
Communications Equipment — 3.7%
F5, Inc.(1)	18,103	$4,429,985
Motorola Solutions, Inc.	30,425	8,266,473
		$12,696,458
Consumer Finance — 1.9%
Ally Financial, Inc.	137,109	$6,527,759
		$6,527,759
Containers & Packaging — 2.5%
AptarGroup, Inc.	54,454	$6,669,526
Packaging Corp. of America	13,947	1,898,884
		$8,568,410
Security	Shares	Value
Diversified Consumer Services — 2.1%
Bright Horizons Family Solutions, Inc.(1)	27,077	$ 3,408,453
Terminix Global Holdings, Inc.(1)	80,205	3,627,672
		$ 7,036,125
Electric Utilities — 1.5%
Xcel Energy, Inc.	78,159	$ 5,291,364
		$ 5,291,364
Electrical Equipment — 1.9%
AMETEK, Inc.	45,003	$ 6,617,241
		$6,617,241
Electronic Equipment, Instruments & Components — 3.4%
TE Connectivity, Ltd.	44,361	$7,157,204
Zebra Technologies Corp., Class A(1)	7,299	4,344,365
		$11,501,569
Energy Equipment & Services — 2.3%
Baker Hughes Co.	320,090	$7,701,365
		$7,701,365
Entertainment — 1.4%
Electronic Arts, Inc.	37,170	$4,902,723
		$4,902,723
Equity Real Estate Investment Trusts (REITs) — 8.2%
EastGroup Properties, Inc.	27,341	$6,229,647
Healthpeak Properties, Inc.	178,002	6,424,092
Lamar Advertising Co., Class A	61,750	7,490,275
Mid-America Apartment Communities, Inc.	34,086	7,820,692
		$27,964,706
Food & Staples Retailing — 1.6%
Performance Food Group Co.(1)	116,325	$5,338,154
		$5,338,154
Health Care Equipment & Supplies — 2.6%
Envista Holdings Corp.(1)	88,233	$3,975,779
Teleflex, Inc.	14,875	4,886,140
		$8,861,919
Health Care Providers & Services — 1.7%
R1 RCM, Inc.(1)	221,363	$5,642,543
		$5,642,543

Calvert
Mid-Cap Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.7%
Wyndham Hotels & Resorts, Inc.	63,802	$ 5,719,849
		$ 5,719,849
Independent Power and Renewable Electricity Producers — 1.0%
NextEra Energy Partners, L.P.	41,748	$ 3,523,531
		$ 3,523,531
Insurance — 4.5%
Assurant, Inc.	42,072	$ 6,557,342
Primerica, Inc.	23,485	3,599,546
Travelers Cos., Inc. (The)	32,972	5,157,810
		$15,314,698
Interactive Media & Services — 2.8%
CarGurus, Inc.(1)	137,884	$4,638,418
Match Group, Inc.(1)	37,213	4,921,419
		$9,559,837
IT Services — 5.3%
Broadridge Financial Solutions, Inc.	39,678	$7,253,932
Euronet Worldwide, Inc.(1)	50,065	5,966,246
Flywire Corp.(1)	39,630	1,508,318
WEX, Inc.(1)	24,287	3,409,652
		$18,138,148
Life Sciences Tools & Services — 5.4%
Agilent Technologies, Inc.	29,543	$4,716,540
Avantor, Inc.(1)	103,725	4,370,972
PerkinElmer, Inc.	21,255	4,273,530
Waters Corp.(1)	13,503	5,031,218
		$18,392,260
Machinery — 5.0%
Colfax Corp.(1)	108,307	$4,978,873
Stanley Black & Decker, Inc.	31,508	5,943,039
Westinghouse Air Brake Technologies Corp.	65,028	5,989,729
		$16,911,641
Metals & Mining — 1.1%
Steel Dynamics, Inc.	57,854	$3,590,998
		$3,590,998
Professional Services — 4.9%
Booz Allen Hamilton Holding Corp.	41,763	$3,541,085
Clarivate PLC(1)(2)	247,306	5,816,637
Security	Shares	Value
Professional Services (continued)
Verisk Analytics, Inc.	31,950	$ 7,307,923
		$ 16,665,645
Semiconductors & Semiconductor Equipment — 3.3%
Entegris, Inc.	16,207	$ 2,245,966
ON Semiconductor Corp.(1)	39,760	2,700,499
Teradyne, Inc.	39,159	6,403,671
		$ 11,350,136
Software — 6.1%
ANSYS, Inc.(1)	19,525	$7,831,868
Bill.com Holdings, Inc.(1)	21,042	5,242,614
Black Knight, Inc.(1)	93,070	7,714,573
		$20,789,055
Specialty Retail — 5.1%
Bath & Body Works, Inc.	66,073	$4,611,234
National Vision Holdings, Inc.(1)	81,029	3,888,582
Ross Stores, Inc.	39,393	4,501,832
Ulta Beauty, Inc.(1)	10,338	4,262,771
		$17,264,419
Textiles, Apparel & Luxury Goods — 1.0%
Deckers Outdoor Corp.(1)	9,535	$3,492,766
		$3,492,766
Total Common Stocks (identified cost $267,985,292)		$339,299,813

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(3)(4)	$360	$ 352,461
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22(4)(5)	25	23,962
Total High Social Impact Investments (identified cost $385,000)		$ 376,423

Calvert
Mid-Cap Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.2%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.06%(6)	737,744	$ 737,744
Total Short-Term Investments (identified cost $737,744)		$ 737,744
Total Investments — 99.9% (identified cost $269,108,036)		$340,413,980
Other Assets, Less Liabilities — 0.1%		$ 272,403
Net Assets — 100.0%		$340,686,383

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2021. The aggregate market value of securities on loan at December 31, 2021 was $480,856 and the total market value of the collateral received by the Fund was $498,052, comprised of U.S. government and/or agencies securities.
(3)	May be deemed to be an affiliated company.
(4)	Restricted security. Total market value of restricted securities amounts to $376,423, which represents 0.1% of the net assets of the Fund as of December 31, 2021.
(5)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2021.
(6)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$360,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 0.00%, 11/3/22	11/13/15	25,000
At December 31, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $1,090,205, which represents 0.3% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended December 31, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$ 353,819	$ —	$ —	$ —	$(1,358)	$ 352,461	$1,350	$360,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	5,583,915	12,108,409	(16,953,699)	(323)	(558)	737,744	387	737,744
Totals				$(323)	$(1,916)	$1,090,205	$1,737

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Calvert
Mid-Cap Fund
December 31, 2021
Schedule of Investments (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of December 31, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$339,299,813(1)	$ —	$ —	$339,299,813
High Social Impact Investments	—	376,423	—	376,423
Short-Term Investments	—	737,744	—	737,744
Total Investments	$339,299,813	$1,114,167	$ —	$340,413,980

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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